Trade receivables and other current assets - Schedule of Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 6,273	€ 3,939
VAT receivable	1,089	1,171
Prepaid expenses	2,269	2,560
Other receivables	1,369	1,418
Other current assets	€ 11,000	€ 9,088